Summary of Significant Accounting Policies - Schedule of Assets and Liabilities Measured at Fair Value (Details) (10-K) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Money market mutual funds	$ 2,452	$ 4,202	$ 1,692
Conversion component of convertible loans			703
Warrants to purchase preferred shares	$ 426	$ 442	$ 112